Prepaid Expenses and Other Current Assets (Tables)	3 Months Ended
Mar. 31, 2021
Contingently Redeemable Preferred Stock [Abstract]
Schedule of prepaid expenses and other current assets
	March 31, 2021	December 31, 2020
Prepaid expenses	$2,775	$1,578
Short term deposits	32	2
Other current assets	282	29
	$3,089	$1,609